Loan to Director (Details) - USD ($)	1 Months Ended
	Apr. 01, 2019	Jan. 01, 2020
Disclosure Of Loans And Advances To Customers Text Block Abstract
Bank debt instruments held (in Dollars)	$ 200,000
Term of loan	5 years
Interest rate	7.00%	12.00%